SCHEDULE IV – CONSOLIDATED REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated reinsurance, net [Abstract]
Premiums Earned, Net, Total	$ 5,841	$ 5,359	$ 5,122
Reinsurance Related [Member]
Consolidated reinsurance, net [Abstract]
Gross Amount	13,479	13,277	13,159
Ceded to Other Companies	2,374	2,249	2,018
Assumed from Other Companies	102	97	101
Premiums Earned, Net, Total	11,207	11,125	11,242
Gross Amount, Life Insurance in Force	1,997,539	1,808,596	1,611,276
Ceded to Other Companies, Life Insurance in Force	848,979	789,638	684,067
Assumed from Other Companies, Life Insurance in Force	9,010	10,651	11,141
Premiums, Net, Life Insurance in Force, Total	$ 1,157,570	$ 1,029,609	$ 938,350
Percentage of Amount Assumed to Net, Life Insurance in Force	0.80%	1.00%	1.20%
Life Insurance And Annuities [Member] | Reinsurance Related [Member]
Consolidated reinsurance, net [Abstract]
Gross Amount	$ 10,236	$ 10,227	$ 10,329
Ceded to Other Companies	2,336	2,208	1,977
Assumed from Other Companies	98	91	94
Premiums Earned, Net, Total	$ 7,998	$ 8,110	$ 8,446
Percentage of Amount Assumed to Net	1.20%	1.10%	1.10%
Accident And Health Insurance [Member] | Reinsurance Related [Member]
Consolidated reinsurance, net [Abstract]
Gross Amount	$ 3,243	$ 3,050	$ 2,830
Ceded to Other Companies	38	41	41
Assumed from Other Companies	4	6	7
Premiums Earned, Net, Total	$ 3,209	$ 3,015	$ 2,796
Percentage of Amount Assumed to Net	0.10%	0.20%	0.30%